CONSOLIDATED BALANCE SHEETS [Parenthetical]	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY
Accounts receivables, allowance of doubtful debts	583,753	$ 0	0
Accounts Payables Of Consolidated Variable Interest Entities Without Recourse To Parent	1,704,882		2,787,205
Other payables, accruals of the consolidated VIEs without recourse to Noah	11,543,149		7,188,735
Advance from customers of the consolidated VIEs without recourse to Noah	427,071		224,523
Income tax payables of the consolidated VIEs without recourse to Noah	7,030,809		3,597,881
Deferred revenue of the consolidated VIEs without recourse to Noah	13,020,663		7,210,725
Ordinary shares, par value (in dollars per share)		$ 0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	36,569,866	36,427,851	36,427,851
Ordinary shares, shares outstanding	36,569,866	36,427,851	36,427,851